RESTRUCTURING AND ACQUISITION-RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Employee termination and benefit costs	$ 3,958	$ 5,006
Exit, relocation and other costs	13,805	7,898
Acquisition-related transaction costs	4,201	3,302
Loss on disposal or transfer of assets held for sale	0	597
Restructuring and acquisition-related costs	22,894	11,746
Disposal Of Property, Plant And Equipment Related To Exit Activities [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Loss on disposal of property, plant and equipment related to exit activities	930	1,119
Remeasurement Of Contingent Consideration [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Loss on disposal of property, plant and equipment related to exit activities	$ 0	$ (6,176)